CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Equipment, accumulated depreciation	$ 4,346	$ 463	$ 0
Convertible promissory note, discount	$ 999,985
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	20,638,360	20,638,360	19,533,533
Common stock, shares outstanding	20,638,360	20,638,360	19,533,533